Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Sales	$ 680,255	$ 598,246	$ 862,882
Cost of goods sold, inventory write-downs	20,812	70,707	180,900
Cost of goods sold, (reversal of provisions) provisions for loss on firm purchase commitment	0	(824)	10,675
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers, receivable and other assets	(2,569)	46,281	(9,645)
Wafers
Net Sales	435,911	331,023	344,846
Contract cancellation | Wafers
Net Sales	$ 58,713	$ 11,193	$ 92,233